Dividends on ordinary shares and preference shares (Tables)	6 Months Ended
Jun. 30, 2025
Dividends1 [Abstract]
Dividends on ordinary shares and preference shares

	Half year ended 30.06.25	Half year ended 30.06.24

Dividends paid during the period	£m	£m
Ordinary shares	1,195	852
Preference shares	18	21
Total	1,213	873